Cost of Revenues - Schedule of Cost of Revenues (Detail)		6 Months Ended
		Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Cost of revenues	[1]	¥ 4,059,364,000	$ 574,566,000	¥ 3,032,898,000
Douyu [Member]
Cost of revenues		3,777,450,881	$ 534,663,470	2,857,674,443
Revenue Sharing Fees and Content Costs [Member]
Cost of revenues		3,215,533,000		2,468,681,000
Revenue Sharing Fees and Content Costs [Member] | Douyu [Member]
Cost of revenues		3,329,777,086		2,394,021,579
Bandwidth Costs [Member]
Cost of revenues		504,924,000		364,744,000
Bandwidth Costs [Member] | Douyu [Member]
Cost of revenues		321,299,441		315,618,557
Salaries and Welfare [Member]
Cost of revenues		148,073,000		91,228,000
Payment Handling Costs [Member]
Cost of revenues		81,598,000		44,536,000
Share Based Compensation [Member]
Cost of revenues		30,587,000		8,290,000
Depreciation and Amortization [Member]
Cost of revenues		23,318,000		19,949,000
Other Taxes And Surcharges [Member]
Cost of revenues		22,895,000		10,339,000
Others [Member]
Cost of revenues		32,436,000		25,131,000
Others [Member] | Douyu [Member]
Cost of revenues		¥ 126,374,354		¥ 148,034,307

[1]	Share-based compensation was allocated to cost of revenues and operating expenses as follows: For the six months ended June 30,2019 2020 2020 RMB RMB US$ Cost of revenues 8,290 30,587 4,329 Research and development expenses 25,755 71,518 10,123 Sales and marketing expenses 1,811 5,118 724 General and administrative expenses 80,579 110,834 15,688